Other Liabilities - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Activity in the Closed-Store Reserve
Operating lease cost	$ 26,026	$ 23,803
Closed Stores
Activity in the Closed-Store Reserve
Balance, beginning of period	528	6,152
Payments, net	(178)	(1,242)
Other adjustments	(187)	(4,382)
Balance, end of period	$ 163	528
Operating lease cost		$ 3,900